Cover Page Document	Aug. 01, 2019
Document And Entity Information [Abstract]
City Area Code	404
Title of 12(b) Security	Common Shares, par value $0.01
Trading Symbol	PHM
Document Type	8-K
Entity Incorporation, State or Country Code	MI
Entity File Number	1-9804
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	PULTEGROUP, INC.
Entity Tax Identification Number	38-2766606
Entity Address, Address Line One	3350 Peachtree Road NE, Suite 150
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Local Phone Number	978-6400
Security Exchange Name	NYSE
Entity Central Index Key	0000822416
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false